UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3334

CALVERT SOCIAL INVESTMENT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2013

Item 1. Schedule of Investments.

CALVERT SOCIAL INVESTMENT FUND MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2013

VARIABLE RATE DEMAND NOTES† - 91.6%	PRINCIPAL AMOUNT	VALUE
2880 Stevens Creek LLC, 0.30%, 11/1/33, LOC: Bank of the West (r)	$3,030,000	$3,030,000
Akron Hardware Consultants, Inc., 0.38%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	1,238,000	1,238,000
Alexandria Virginia IDA Revenue, 0.43%, 7/1/30, LOC: Bank of America (r)	4,735,000	4,735,000
Bayfront Regional Development Corp., 0.17%, 11/1/27, LOC: PNC Bank (r)	3,770,000	3,770,000
Bochasanwasi Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 0.21%, 6/1/22, LOC: Comerica Bank (r)	175,000	175,000
California Statewide Communities Development Authority MFH Revenue:
0.20%, 11/1/31, LOC: U.S. Bank (r)	905,000	905,000
0.15%, 3/15/34, CEI: Fannie Mae (r)	1,665,000	1,665,000
0.08%, 10/15/34, CEI: Fannie Mae (r)	1,300,000	1,300,000
CIDC-Hudson House LLC New York Revenue, 0.60%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	250,000	250,000
Florida Housing Finance Corp. MFH Revenue:
Series B, 0.21%, 10/15/32, CEI: Fannie Mae (r)	700,000	700,000
Series J-2, 0.21%, 10/15/32, CEI: Fannie Mae (r)	530,000	530,000
Hawaii Department of Budget & Finance Revenue, 0.09%, 12/1/21, LOC: Union Bank (r)	2,610,000	2,610,000
HBPWH Building Co., 0.25%, 11/1/22, LOC: Wells Fargo Bank (r)	655,000	655,000
HHH Investment Co., 0.32%, 7/1/29, LOC: Bank of the West (r)	1,970,000	1,970,000
Hills City Iowa Health Facilities Revenue, 0.08%, 8/1/35, LOC: U.S. Bank (r)	1,290,000	1,290,000
Huntingburg Indiana MFH Revenue, 0.27%, 7/1/35, LOC: FHLB (r)	2,050,000	2,050,000
Illinois Toll Highway Authority Revenue, 0.06%, 7/1/30, LOC: Northern Trust Co. (r)	5,000,000	5,000,000
Kaneville Road Joint Venture, Inc., 0.25%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	5,465,000	5,465,000
Legacy Park LLC, 0.32%, 1/1/58, LOC: Fifth Third Bank (r)	2,453,150	2,453,150
Los Angeles California MFH Revenue, 0.29%, 12/15/34, CEI: Fannie Mae (r)	675,000	675,000
Milpitas California MFH Revenue, 0.15%, 8/15/33, CEI: Fannie Mae (r)	300,000	300,000
Mississippi Business Finance Corp. Revenue, 0.23%, 9/1/21, LOC: Community Trust Bank, C/LOC: FHLB (r)	2,395,000	2,395,000
New York City GO, 0.04%, 4/1/42, LOC: Mizuho Corp. Bank Ltd. (r)	400,000	400,000
New York City Housing Development Corp. MFH Rent Revenue:
0.13%, 11/15/31, CEI: Fannie Mae (r)	1,450,000	1,450,000
0.13%, 11/15/35, CEI: Fannie Mae (r)	205,000	205,000
New York City Housing Development Corp. MFH Revenue:
0.06%, 11/1/38, CEI: Freddie Mac (r)	2,200,000	2,200,000
0.06%, 5/15/39, CEI: Fannie Mae (r)	2,035,000	2,035,000
0.06%, 1/1/40, CEI: Freddie Mac (r)	2,800,000	2,800,000
New York City IDA Revenue, 0.12%, 2/1/35, LOC: M&T Trust Co. (r)	1,535,000	1,535,000
New York State HFA Revenue:
0.06%, 5/15/33, CEI: Fannie Mae (r)	200,000	200,000
0.06%, 5/15/34, CEI: Fannie Mae (r)	2,300,000	2,300,000
0.07%, 5/15/37, CEI: Fannie Mae (r)	2,400,000	2,400,000
New York State MMC Corp. Revenue, 0.60%, 11/1/35, LOC: JPMorgan Chase Bank (r)	3,250,000	3,250,000
Northstar Student Loan Trust II Revenue, 0.15%, 10/1/42, LOC: Royal Bank of Canada (r)	1,886,000	1,886,000
Overseas Private Investment Corp., 0.15%, 5/15/30, GA: U.S. Government (r)	3,000,000	3,000,000
Portage Indiana Industrial Pollution Control Revenue, 0.26%, 5/1/18, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	4,950,000	4,950,000
Rathbone LLC, 0.24%, 1/1/38, LOC: Comerica Bank (r)	4,010,000	4,010,000
Rhode Island Student Loan Authority Revenue:
0.15%, 6/1/48, LOC: State Street Bank & Trust (r)	1,200,000	1,200,000
0.12%, 6/1/52, LOC: State Street Bank & Trust (r)	3,100,000	3,100,000
Spencer County Indiana Industrial Pollution Control Revenue, 0.26%, 11/1/18, LOC: Mizuho Corp. Bank Ltd. (r)	3,680,000	3,680,000
Sunroad Centrum Apartments 23 LP, 0.17%, 8/1/52, LOC: East West Bank, C/LOC: FHLB (r)	6,250,000	6,250,000
Tarrant County Texas Industrial Development Corp. Revenue, 0.23%, 9/1/27, LOC: JPMorgan Chase Bank (r)	1,690,000	1,690,000
Tucson Arizona IDA Revenue, 0.06%, 1/15/32, CEI: Fannie Mae (r)	1,500,000	1,500,000
Victorville California MFH Revenue, 0.23%, 12/1/15, LOC: Citibank (r)	600,000	600,000
Washington MFH Finance Commission Revenue:
0.20%, 6/15/32, CEI: Fannie Mae (r)	385,000	385,000
0.20%, 7/15/32, CEI: Fannie Mae (r)	340,000	340,000
0.15%, 7/15/34, CEI: Fannie Mae (r)	1,155,000	1,155,000
0.19%, 5/15/35, CEI: Fannie Mae (r)	445,000	445,000
0.19%, 5/1/37, CEI: Freddie Mac (r)	1,350,000	1,350,000
Wisconsin Health & Educational Facilities Authority Revenue, 0.06%, 4/1/35, LOC: U.S. Bank (r)	2,630,000	2,630,000

Total Variable Rate Demand Notes (Cost $100,107,150)		100,107,150

MUNICIPAL OBLIGATIONS - 2.2%
Fulton-DeKalb Georgia Hospital Authority Revenue Bonds, 5.25%, 1/1/20, Escrowed in U.S. Treasuries (prerefunded 1/1/14 @ 100)	1,105,000	1,132,657
Washington County Pennsylvania Hospital Authority Revenue Bonds, 0.45%, 7/1/37, LOC: PNC Bank (mandatory put, 7/1/13 @ 100) (r)	1,200,000	1,200,000

Total Municipal Obligations (Cost $2,332,657)		2,332,657

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.8%
Federal Home Loan Bank, 0.28%, 9/5/13	2,000,000	2,000,168

Total U.S. Government Agencies and Instrumentalities (Cost $2,000,168)		2,000,168

U.S. TREASURY OBLIGATIONS - 11.0%
United States Treasury Notes:
3.125%, 8/31/13	1,000,000	1,004,889
0.75%, 9/15/13	2,000,000	2,002,273
0.50%, 10/15/13	2,000,000	2,001,724
2.75%, 10/31/13	2,000,000	2,017,092
0.25%, 11/30/13	2,000,000	2,000,271
0.125%, 12/31/13	1,000,000	1,000,137
1.00%, 1/15/14	2,000,000	2,008,839

Total U.S. Treasury Obligations (Cost $12,035,225)		12,035,225

TOTAL INVESTMENTS (Cost $116,475,200) - 106.6%		116,475,200
Other assets and liabilities, net - (6.6%)		(7,226,931)
NET ASSETS - 100%		$109,248,269

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

† The date shown for securities represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

Explanation of Guarantees:
C/LOC: Confirming Letter of Credit
CEI: Credit Enhancement Instrument
GA: Guaranty Agreement
LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2013

EQUITY SECURITIES - 60.7%	SHARES	VALUE
Aerospace & Defense - 0.3%
B/E Aerospace, Inc.*	26,445	$1,668,151

Air Freight & Logistics - 0.8%
FedEx Corp.	22,447	2,212,825
United Parcel Service, Inc., Class B	26,240	2,269,235
		4,482,060

Beverages - 0.5%
PepsiCo, Inc.	32,351	2,645,988

Biotechnology - 0.7%
Amgen, Inc.	13,844	1,365,849
Gilead Sciences, Inc.*	45,375	2,323,654
		3,689,503

Capital Markets - 2.4%
Franklin Resources, Inc.	49,935	6,792,159
State Street Corp.	93,325	6,085,723
		12,877,882

Chemicals - 1.3%
Ecolab, Inc.	81,050	6,904,650

Commercial Banks - 1.5%
Wells Fargo & Co.	197,115	8,134,936

Communications Equipment - 1.8%
Cisco Systems, Inc.*	172,550	4,194,690
F5 Networks, Inc.*	49,975	3,438,280
QUALCOMM, Inc.	32,320	1,974,106
		9,607,076

Computers & Peripherals - 3.0%
Apple, Inc.	12,938	5,124,483
EMC Corp.	334,992	7,912,511
Western Digital Corp.	50,773	3,152,496
		16,189,490

Consumer Finance - 1.5%
American Express Co.	23,556	1,761,047
Capital One Financial Corp.	104,900	6,588,769
		8,349,816

Diversified Financial Services - 1.6%
IntercontinentalExchange, Inc.*	36,050	6,408,248
JPMorgan Chase & Co.	24,884	1,313,626
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	298,450
Trust II, Preferred (b)(e)	500,000	298,450
Trust III, Preferred (b)(e)	500,000	298,450
Trust IV, Preferred (b)(e)	500,000	298,450
		8,915,674

Diversified Telecommunication Services - 1.3%
AT&T, Inc.	53,320	1,887,528
CenturyLink, Inc.	141,600	5,005,560
		6,893,088

Electrical Equipment - 2.2%
AMETEK, Inc.	147,025	6,219,158
Rockwell Automation, Inc.	71,125	5,913,332
		12,132,490

Electronic Equipment & Instruments - 0.3%
Jabil Circuit, Inc.	83,202	1,695,657

Energy Equipment & Services - 2.3%
Cameron International Corp.*	100,900	6,171,044
FMC Technologies, Inc.*	113,900	6,341,952
		12,512,996

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	15,381	1,700,677
Walgreen Co.	144,950	6,406,790
		8,107,467

Food Products - 0.6%
McCormick & Co., Inc.	21,297	1,498,457
The Hershey Co.	20,335	1,815,509
		3,313,966

Gas Utilities - 1.1%
AGL Resources, Inc. (s)	145,175	6,222,200

Health Care Equipment & Supplies - 2.3%
CareFusion Corp.*	189,025	6,965,571
DENTSPLY International, Inc.	37,792	1,547,961
Medtronic, Inc.	47,460	2,442,766
The Cooper Co.'s, Inc.	11,102	1,321,693
		12,277,991

Health Care Providers & Services - 5.7%
CIGNA Corp.	93,175	6,754,256
Express Scripts Holding Co.*	130,924	8,076,702
HCA Holdings, Inc.	59,910	2,160,355
Laboratory Corp. of America Holdings*	53,350	5,340,335
McKesson Corp.	55,625	6,369,061
Mednax, Inc.*	13,834	1,266,918
Quest Diagnostics, Inc.	18,195	1,103,163
		31,070,790

Hotels, Restaurants & Leisure - 1.3%
Starbucks Corp.	105,875	6,933,754

Household Products - 2.6%
Church & Dwight Co., Inc.	110,350	6,809,699
Procter & Gamble Co.	92,365	7,111,181
		13,920,880

Insurance - 1.4%
Aflac, Inc.	31,467	1,828,862
The Travelers Co.'s, Inc.	71,775	5,736,258
		7,565,120

Internet & Catalog Retail - 1.2%
priceline.com, Inc.*	7,730	6,393,715

Internet Software & Services - 2.1%
Akamai Technologies, Inc.*	50,020	2,128,351
Google, Inc.*	10,336	9,099,504
		11,227,855

IT Services - 2.6%
Alliance Data Systems Corp.*	37,650	6,815,780
International Business Machines Corp.	5,700	1,089,327
MasterCard, Inc.	4,545	2,611,102
Teradata Corp.*	33,630	1,689,235
Visa, Inc.	9,604	1,755,131
		13,960,575

Leisure Equipment & Products - 1.1%
Polaris Industries, Inc.	61,700	5,861,500

Machinery - 2.1%
AGCO Corp.	116,175	5,830,823
Cummins, Inc.	52,930	5,740,788
		11,571,611

Multiline Retail - 1.6%
Dollar Tree, Inc.*	37,925	1,928,107
Nordstrom, Inc.	73,225	4,389,107
Target Corp.	34,291	2,361,278
		8,678,492

Oil, Gas & Consumable Fuels - 2.3%
Pioneer Natural Resources Co.	43,200	6,253,200
Whiting Petroleum Corp.*	129,650	5,975,568
		12,228,768

Professional Services - 0.4%
Manpowergroup, Inc.	42,558	2,332,178

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.	67,295	1,629,885

Software - 2.1%
Citrix Systems, Inc.*	25,024	1,509,698
Microsoft Corp.	248,023	8,564,234
Symantec Corp.	57,810	1,298,991
		11,372,923

Specialty Retail - 4.1%
O'Reilly Automotive, Inc.*	55,100	6,205,362
The Home Depot, Inc.	46,482	3,600,961
TJX Co.'s, Inc.	125,675	6,291,290
Ulta Salon, Cosmetics & Fragrance, Inc.*	58,350	5,844,336
		21,941,949

Textiles, Apparel & Luxury Goods - 0.6%
Nike, Inc., Class B	48,459	3,085,869

Trading Companies & Distributors - 1.1%
W.W. Grainger, Inc.	24,500	6,178,410

Venture Capital - 1.1%
Agraquest, Inc., Contingent Deferred Distribution (b)(i)*	1	214,851
BiddingForGood, Inc. (b)(i)*	14,049	—
CFBanc Corp. (b)(i)*	27,000	249,085
Community Bank of the Bay*	4,000	15,800
Consensus Orthopedics, Inc.:
Common Stock (b)(i)*	180,877	—
Series A-1, Preferred (b)(i)*	420,683	68,157
Series B, Preferred (b)(i)*	348,940	198,905
Series C, Preferred (b)(i)*	601,710	209,320
Environmental Private Equity Fund II, Liquidating Trust LP (b)(i)*	200,000	3,313
Kickboard:
Common (a)(b)(i)*	169,932	—
Series A, Preferred (a)(b)(i)*	1,155,503	285,328
LearnZillion, Inc.:
Series A, Preferred (b)(i)*	169,492	210,170
Series A-1, Preferred (b)(i)*	108,678	134,761
MACH Energy:
Common (b)(i)*	20,536	344
Series A, Preferred (b)(i)*	27,977	5,630
Series B, Preferred (b)(i)*	26,575	7,308
Mobius Technologies, Inc.:
Common (b)(i)*	12,560	—
Series A-1, Preferred (b)(i)*	6,943	—
Series A-4, Preferred (b)(i)*	2,716	—
Neighborhood Bancorp (b)(i)*	10,000	—
Seventh Generation, Inc. (b)(i)*	200,295	4,298,814
Wild Planet Entertainment, Inc.:
Series B, Preferred (b)(i)*	476,190	51,703
Series E, Preferred (b)(i)*	129,089	14,016
Wind Harvest Co., Inc. (b)(i)*	8,696	—
		5,967,505

Total Equity Securities (Cost $260,627,452)		328,542,860

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.3%	ADJUSTED BASIS
Coastal Venture Partners (b)(i)*	$57,944	50,214
Commons Capital (b)(i)*	343,796	162,990
First Analysis Private Equity Fund IV (b)(i)*	225,317	713,548
GEEMF Partners (a)(b)(i)*	-	134,438
Global Environment Emerging Markets Fund (b)(i)*	-	500,735
Infrastructure and Environmental Private Equity Fund III (b)(i)*	72,089	95,715
Labrador Ventures III (b)(i)*	360,875	42,715
Labrador Ventures IV (b)(i)*	900,510	29,562
New Markets Growth Fund LLC (b)(i)*	225,646	—
Solstice Capital (b)(i)*	184,585	144,666

Total Venture Capital Limited Partnership Interest (Cost $2,370,762)		1,874,583

VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%	PRINCIPAL AMOUNT
Lumni, Inc., 6.00%, 10/5/15 (b)(i)	$100,000	100,000
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21 (b)(i)	1,000,000	1,064,467

Total Venture Capital Debt Obligations (Cost $1,100,000)		1,164,467

ASSET-BACKED SECURITIES - 0.9%
American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (e)	358,316	357,816
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	555,621	554,273
Credit Acceptance Auto Loan Trust, 2.06%, 4/16/18 (e)	36,364	36,362
Flagship Rail Services LLC:
3.08%, 4/15/43 (e)	200,000	195,779
3.96%, 4/15/43 (e)	1,250,000	1,199,394
Ford Credit Floorplan Master Owner Trust, 2.07%, 9/15/15 (e)	605,000	606,645
Santander Consumer Acquired Receivables Trust, 1.66%, 8/15/16 (e)	581,731	584,210
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	375,000	372,251
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	794,172	788,656

Total Asset-Backed Securities (Cost $4,761,077)		4,695,386

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.1%
GMACM Mortgage Loan Trust, 5.50%, 10/25/33	11,479	11,467
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	421,912	423,953

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $433,072)		435,420

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.576%, 7/10/42	297,103	297,271
BWAY Mortgage Trust, 2.809%, 3/10/33 (e)	985,000	944,865
Commercial Mortgage Pass Through Certificates, 3.424%, 3/10/31 (e)	780,000	748,720
Extended Stay America Trust:
2.958%, 12/5/31 (e)	485,000	470,722
3.604%, 12/5/31 (e)	635,000	604,849
GS Mortgage Securities Corp., 3.007%, 12/10/30 (e)	750,000	684,246
JP Morgan Chase Commercial Mortgage Securities Trust:
0.973%, 4/15/30 (e)(r)	1,330,000	1,326,308
1.343%, 4/15/30 (e)(r)	550,000	546,058
JPMBB Commercial Mortgage Securities Trust, 4.027%, 7/15/45 (r)	500,000	491,725
Queens Center Mortgage Trust, 3.59%, 1/11/37 (e)(r)	720,000	637,192

Total Commercial Mortgage-Backed Securities (Cost $7,135,032)		6,751,956

CORPORATE BONDS - 26.4%
Agilent Technologies, Inc., 3.20%, 10/1/22	600,000	556,220
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
Altera Corp., 1.75%, 5/15/17	500,000	495,686
Amazon.com, Inc.:
1.20%, 11/29/17	600,000	580,280
2.50%, 11/29/22	1,200,000	1,089,313
America Movil SAB de CV, 2.375%, 9/8/16	350,000	354,623
American Express Centurion Bank, 0.725%, 11/13/15 (r)	2,400,000	2,401,781
American Honda Finance Corp., 1.60%, 2/16/18 (e)	500,000	491,591
Amgen, Inc.:
2.50%, 11/15/16	150,000	154,984
5.15%, 11/15/41	800,000	796,752
Apple, Inc.:
2.40%, 5/3/23	600,000	556,478
3.85%, 5/4/43	600,000	532,939
AT&T, Inc.:
2.95%, 5/15/16	500,000	522,498
1.60%, 2/15/17	500,000	494,905
3.00%, 2/15/22	1,350,000	1,297,380
Autodesk, Inc., 1.95%, 12/15/17	600,000	585,372
Bank of America Corp.:
1.093%, 3/22/16 (r)	900,000	897,367
0.605%, 8/15/16 (r)	600,000	578,771
2.00%, 1/11/18	1,200,000	1,162,337
3.30%, 1/11/23	2,500,000	2,362,869
Bank of America NA:
5.30%, 3/15/17	1,200,000	1,301,501
0.573%, 6/15/17 (r)	1,000,000	957,679
Bank of New York Mellon Corp.:
1.70%, 11/24/14	300,000	304,255
2.40%, 1/17/17	400,000	408,112
Bank of Nova Scotia, 1.85%, 1/12/15	450,000	456,789
BB&T Corp., 1.60%, 8/15/17	600,000	586,767
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	246,317
Boston Properties LP:
3.70%, 11/15/18	250,000	262,574
3.85%, 2/1/23	1,000,000	982,028
Canadian National Railway Co., 1.45%, 12/15/16	150,000	151,242
Capital One Bank, 3.375%, 2/15/23	1,200,000	1,134,305
Capital One Financial Corp., 2.15%, 3/23/15	300,000	304,727
CBS Corp., 3.375%, 3/1/22	1,000,000	963,957
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	600,000	590,469
CenturyLink, Inc.:
5.80%, 3/15/22	1,150,000	1,132,750
7.65%, 3/15/42	1,000,000	950,000
CIT Group, Inc., 4.75%, 2/15/15 (e)	375,000	381,094
Colgate-Palmolive Co., 1.30%, 1/15/17	250,000	248,006
Consolidated Edison Company of New York, Inc., 4.45%, 6/15/20	300,000	329,506
Corning, Inc., 1.45%, 11/15/17	500,000	487,882
Costco Wholesale Corp., 1.70%, 12/15/19	600,000	577,738
COX Communications, Inc., 4.70%, 12/15/42 (e)	600,000	532,196
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	1,500,000	1,613,000
CVS Pass-Through Trust, 6.036%, 12/10/28	1,237,765	1,396,138
DDR Corp., 4.75%, 4/15/18	500,000	537,252
Deere & Co., 2.60%, 6/8/22	1,000,000	953,082
Discover Financial Services, 3.85%, 11/21/22	750,000	704,315
Discovery Communications LLC:
3.30%, 5/15/22	1,000,000	956,208
4.875%, 4/1/43	900,000	831,964
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	200,000	197,416
Dun & Bradstreet Corp., 3.25%, 12/1/17	600,000	604,348
Eaton Corp.:
1.50%, 11/2/17 (e)	500,000	485,358
2.75%, 11/2/22 (e)	600,000	561,311
eBay, Inc., 2.60%, 7/15/22	500,000	465,837
Ecolab, Inc., 4.35%, 12/8/21	750,000	791,788
Enterprise Products Operating LLC:
4.85%, 8/15/42	200,000	188,489
4.85%, 3/15/44	300,000	284,533
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,250,000	1,403,125
EOG Resources, Inc., 2.625%, 3/15/23	600,000	561,445
ERP Operating LP, 4.625%, 12/15/21	300,000	317,776
Excalibur One 77B LLC, 1.491%, 1/1/25	220,264	209,451
Experian Finance plc, 2.375%, 6/15/17 (e)	600,000	594,455
Express Scripts Holding Co., 2.75%, 11/21/14	200,000	204,400
FedEx Corp.:
2.625%, 8/1/22	600,000	556,877
3.875%, 8/1/42	300,000	256,022
Fidelity National Information Services, Inc., 2.00%, 4/15/18	600,000	579,094
Ford Motor Credit Co. LLC:
2.75%, 5/15/15	600,000	608,394
4.207%, 4/15/16	750,000	783,486
3.984%, 6/15/16	1,100,000	1,152,393
4.25%, 2/3/17	200,000	208,965
5.875%, 8/2/21	700,000	763,175
General Mills, Inc., 3.15%, 12/15/21	1,500,000	1,497,970
Gilead Sciences, Inc., 4.40%, 12/1/21	550,000	590,609
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	1,500,000	1,439,802
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23	600,000	570,991
Goldman Sachs Group, Inc.:
3.625%, 2/7/16	700,000	730,703
6.15%, 4/1/18	875,000	985,985
5.75%, 1/24/22	1,500,000	1,654,520
3.625%, 1/22/23	1,100,000	1,052,450
Great River Energy, 5.829%, 7/1/17 (e)	225,441	244,597
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17 (e)	500,000	506,643
HCP, Inc., 3.15%, 8/1/22	600,000	551,635
Health Care REIT, Inc., 3.75%, 3/15/23	600,000	570,385
Hershey Co., 1.50%, 11/1/16	150,000	151,786
Hewlett-Packard Co., 0.673%, 5/30/14 (r)	500,000	497,548
Home Depot, Inc.:
2.70%, 4/1/23	600,000	568,834
4.20%, 4/1/43	600,000	569,951
Hospira, Inc., 6.40%, 5/15/15	500,000	529,284
Host Hotels & Resorts LP, 3.75%, 10/15/23	500,000	458,574
HP Enterprise Services LLC, 6.00%, 8/1/13	1,000,000	1,003,992
HSBC Holdings plc, 4.00%, 3/30/22	500,000	511,912
Ingredion, Inc.:
1.80%, 9/25/17	600,000	588,385
4.625%, 11/1/20	600,000	634,590
Intel Corp., 4.80%, 10/1/41	800,000	795,406
International Business Machines Corp.:
0.875%, 10/31/14	750,000	753,687
2.90%, 11/1/21	500,000	491,318
International Finance Corp., 0.50%, 5/16/16	200,000	198,641
John Deere Capital Corp.:
1.25%, 12/2/14	300,000	302,859
2.00%, 1/13/17	250,000	252,878
JPMorgan Chase & Co.:
1.176%, 1/25/18 (r)	1,000,000	997,800
3.20%, 1/25/23	3,500,000	3,322,575
3.375%, 5/1/23	600,000	558,696
Kansas City Southern de Mexico SA de CV, 8.00%, 2/1/18	650,000	698,750
Kellogg Co., 3.125%, 5/17/22	2,000,000	1,947,908
Kimberly-Clark Corp.:
2.40%, 6/1/23	500,000	466,318
3.70%, 6/1/43	500,000	448,432
Kinder Morgan Energy Partners LP, 3.50%, 9/1/23	500,000	468,578
Laboratory Corporation of America Holdings, 2.20%, 8/23/17	600,000	595,697
Liberty Mutual Group, Inc.:
4.95%, 5/1/22 (e)	1,600,000	1,642,698
6.50%, 5/1/42 (e)	750,000	802,447
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	1,600,000	1,526,896
Lowe's Co.'s, Inc., 4.65%, 4/15/42	120,000	117,437
LULWA Ltd., 1.888%, 2/15/25	1,059,961	1,024,341
Masco Corp., 5.85%, 3/15/17	600,000	633,000
Mattel, Inc.:
1.70%, 3/15/18	400,000	390,714
3.15%, 3/15/23	500,000	473,496
McDonald's Corp., 3.625%, 5/1/43	600,000	534,395
McKesson Corp., 2.70%, 12/15/22	800,000	745,912
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	600,000	534,967
Methanex Corp.:
3.25%, 12/15/19	600,000	580,849
5.25%, 3/1/22	1,000,000	1,048,254
Microsoft Corp.:
2.125%, 11/15/22	500,000	455,328
3.50%, 11/15/42	500,000	427,888
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,173,101
NetApp, Inc., 3.25%, 12/15/22	550,000	506,410
New York Life Global Funding, 1.65%, 5/15/17 (e)	200,000	198,050
NII Capital Corp.:
10.00%, 8/15/16	600,000	582,000
7.625%, 4/1/21	700,000	544,250
NII International Telecom SCA, 11.375%, 8/15/19 (e)	400,000	428,000
NIKE, Inc.:
2.25%, 5/1/23	600,000	552,330
3.625%, 5/1/43	600,000	530,692
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (e)	150,000	149,024
Nordstrom, Inc., 4.00%, 10/15/21	300,000	317,574
Novartis Capital Corp., 2.40%, 9/21/22	600,000	563,852
NYU Hospitals Center, 4.428%, 7/1/42	500,000	457,387
Pearson Funding Four plc, 3.75%, 5/8/22 (e)	1,000,000	975,786
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 (e)	300,000	302,984
Pentair Finance SA:
1.35%, 12/1/15	600,000	600,962
1.875%, 9/15/17	600,000	587,651
PepsiCo, Inc.:
2.75%, 3/5/22	600,000	574,474
2.75%, 3/1/23	400,000	378,470
Perrigo Co., 2.95%, 5/15/23	600,000	554,684
Pioneer Natural Resources Co., 5.875%, 7/15/16	945,000	1,053,894
PNC Bank NA, 2.70%, 11/1/22	1,000,000	907,017
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	500,000	474,188
Rogers Communications, Inc., 3.00%, 3/15/23	600,000	560,026
Royal Bank of Canada, 1.20%, 9/19/18	2,290,000	2,234,261
Safeway, Inc., 1.774%, 12/12/13 (r)	2,250,000	2,258,278
Sanofi SA, 1.25%, 4/10/18	600,000	581,152
SBA Tower Trust:
4.254%, 4/15/40 (e)	1,030,000	1,066,168
3.722%, 4/15/48 (e)	1,100,000	1,040,862
Simon Property Group LP, 6.125%, 5/30/18	1,000,000	1,174,893
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	900,000	967,500
9.00%, 5/1/18 (e)	1,000,000	975,000
St. Jude Medical, Inc.:
2.50%, 1/15/16	1,000,000	1,027,426
4.75%, 4/15/43	500,000	463,422
Standard Chartered plc, 3.95%, 1/11/23 (e)	600,000	558,148
Stanley Black & Decker, Inc., 2.90%, 11/1/22	600,000	563,394
State Street Corp., 3.10%, 5/15/23	300,000	281,001
SunTrust Bank:
0.564%, 8/24/15 (r)	500,000	495,976
7.25%, 3/15/18	500,000	599,694
Tagua Leasing LLC, 1.581%, 11/16/24	962,271	916,874
Telefonica Emisiones SAU:
3.992%, 2/16/16	600,000	618,782
3.192%, 4/27/18	600,000	581,165
Texas Instruments, Inc., 1.65%, 8/3/19	600,000	576,892
The Coca-Cola Co., 0.223%, 3/14/14 (r)	1,750,000	1,749,228
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	400,000	369,714
Time Warner Cable, Inc.:
4.00%, 9/1/21	800,000	766,121
5.50%, 9/1/41	850,000	746,965
Time Warner, Inc.:
4.00%, 1/15/22	350,000	356,894
3.40%, 6/15/22	1,100,000	1,066,196
5.375%, 10/15/41	500,000	505,639
4.90%, 6/15/42	500,000	475,727
TJX Co.'s, Inc., 2.50%, 5/15/23	600,000	556,079
Toronto-Dominion Bank, 2.375%, 10/19/16	400,000	413,894
Total System Services, Inc., 3.75%, 6/1/23	600,000	557,104
Toyota Motor Credit Corp.:
2.05%, 1/12/17	400,000	404,596
3.30%, 1/12/22	400,000	397,110
Toys R Us Property Co. I LLC, 10.75%, 7/15/17	2,000,000	2,110,000
United Parcel Service, Inc., 2.45%, 10/1/22	500,000	471,404
US Bancorp, 2.95%, 7/15/22	500,000	463,824
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,500,000	1,570,824
Ventas Realty LP / Ventas Capital Corp.:
4.00%, 4/30/19	1,000,000	1,039,894
3.25%, 8/15/22	600,000	556,973
Viacom, Inc., 3.125%, 6/15/22	1,600,000	1,507,258
Volkswagen International Finance NV, 0.894%, 4/1/14 (e)(r)	1,500,000	1,502,184
Wachovia Bank NA, 0.603%, 3/15/16 (r)	500,000	493,693
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	2,250,000	2,207,812
Walgreen Co., 1.80%, 9/15/17	600,000	592,492
Western Union Co., 2.875%, 12/10/17	600,000	601,543
Whirlpool Corp., 3.70%, 3/1/23	400,000	383,366
Willis Group Holdings plc, 4.125%, 3/15/16	1,000,000	1,046,833
Windstream Corp., 8.125%, 8/1/13	400,000	401,000
Wisconsin Public Service Corp., 3.671%, 12/1/42	600,000	533,927
Xerox Corp., 1.672%, 9/13/13 (r)	500,000	500,785
Yara International ASA, 7.875%, 6/11/19 (e)	500,000	607,021
Zoetis, Inc., 3.25%, 2/1/23 (e)	600,000	570,070

Total Corporate Bonds (Cost $145,147,487)		142,601,312

FLOATING RATE LOANS(d)- 0.5%
BJ's Wholesale Club, Inc., 4.25%, 9/26/19 (r)	498,750	496,490
Dell Inc.:
4.278%, 2/28/14 (r)	923,100	918,484
5.523%, 2/5/21 (r)	576,900	574,016
Dunkin' Brands, Inc., 3.75%, 2/11/20 (r)	596,755	594,331
SUPERVALU, Inc., 5.00%, 3/21/19 (r)	300,000	297,625

Total Floating Rate Loans (Cost $2,894,049)		2,880,946

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.3%
Freddie Mac, 1.375%, 5/1/20	7,200,000	6,822,403

Total U.S. Government Agencies and Instrumentalities (Cost $7,160,290)		6,822,403

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.2%
Fannie Mae, 3.00%, 7/5/13	1,000,000	977,031

Total U.S. Government Agency Mortgage-Backed Securities (Cost $999,687)		977,031

MUNICIPAL OBLIGATIONS - 2.2%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	400,000	430,764
Nevada Housing Division Revenue VRDN, 0.07%, 4/15/39 (r)†	3,000,000	3,000,000
New York City GO Bonds, 5.206%, 10/1/31	1,275,000	1,361,496
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	1,000,000	1,160,300
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	500,000	538,600
Pittsburgh and Allegheny County Sports & Exhibition Authority Revenue VRDN, 0.50%, 11/1/39 (r)†	2,000,000	2,000,000
Union County Arkansas Industrial Development Revenue VRDN, 0.29%, 10/1/27 (r)†	3,000,000	3,000,000
Utah GO Bonds, 3.539%, 7/1/25	600,000	610,356

Total Municipal Obligations (Cost $12,400,113)		12,101,516

HIGH SOCIAL IMPACT INVESTMENTS - 0.8%
Calvert Social Investment Foundation Notes, 1.04%, 7/1/14 (b)(i)(r)	4,266,666	4,259,541

Total High Social Impact Investments (Cost $4,266,666)		4,259,541

U.S. TREASURY OBLIGATIONS - 2.7%
United States Treasury Bonds:
3.125%, 2/15/43	750,000	700,079
2.875%, 5/15/43	2,970,000	2,628,450
United States Treasury Notes:
0.25%, 6/30/15	1,960,000	1,960,767
1.00%, 5/31/18	2,445,000	2,402,975
1.375%, 6/30/18	120,000	119,934
1.75%, 5/15/23	7,260,000	6,799,440

Total U.S. Treasury Obligations (Cost $15,051,330)		14,611,645

SOVEREIGN GOVERNMENT BONDS - 0.4%
Province of Ontario Canada:
1.65%, 9/27/19	715,000	683,040
2.45%, 6/29/22	1,440,000	1,356,399
Province of Quebec Canada, 2.625%, 2/13/23	380,000	356,402

Total Sovereign Government Bonds (Cost $2,526,651)		2,395,841

TIME DEPOSIT - 2.8%
State Street Bank Time Deposit, 0.098%, 7/1/13	15,171,635	15,171,635

Total Time Deposit (Cost $15,171,635)		15,171,635

TOTAL INVESTMENTS (Cost $482,045,303) - 100.8%		545,286,542
Other assets and liabilities, net - (0.8%)		(4,076,072)
NET ASSETS - 100%		$541,210,470

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
5 Year U.S. Treasury Notes	18	9/13	$2,178,844	$821
10 Year U.S. Treasury Notes	14	9/13	1,771,875	3,529
Total Purchased				$4,350

Sold:
2 Year U.S. Treasury Notes	23	9/13	$5,060,000	$5,362
5 Year U.S. Treasury Notes	16	9/13	1,936,750	(5,270)
10 Year U.S. Treasury Notes	16	9/13	2,025,000	(5,770)
E-Mini S&P 500 Index	75	9/13	5,997,375	(1,263)
Total Sold				($6,941)

(a) Affiliated company.

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Restricted securities represent 2.4% of the net assets for Balanced Portfolio.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s) 4,000 shares of AGL Resources, Inc. held by the Balanced Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

† The date shown for securities represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

Abbreviations:
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Notes

Restricted Securities	ACQUISITION DATES	COST
Agraquest, Inc., Contingent Deferred Distribution	8/14/12	$—
BiddingForGood, Inc., Common	6/30/03	9,141
Calvert Social Investment Foundation Notes, 1.04%, 7/1/14	7/1/10	4,266,666
CFBanc Corp.	3/14/03	270,000
Coastal Venture Partners LP	6/7/96 - 6/22/00	57,944
Commons Capital LP	2/15/01 - 12/27/11	343,796
Consensus Orthopedics, Inc.:
Common Stock	2/10/06	504,331
Series A-1, Preferred	8/19/05	4,331
Series B, Preferred	2/10/06	139,576
Series C, Preferred	2/10/06	120,342
Environmental Private Equity Fund II, Liquidating Trust LP	4/26/07	—
First Analysis Private Equity Fund IV LP	2/25/02 - 7/6/11	225,317
GEEMF Partners LP	2/28/97	—
Global Environment Emerging Markets Fund LP	1/14/94 - 12/1/95	—
Infrastructure and Environmental Private Equity Fund III LP	4/16/97 - 2/12/01	72,089
Kickboard:
Common	5/23/13	—
Series A, Preferred	2/12/13	285,329
Labrador Ventures III LP	8/11/98 - 4/2/01	360,875
Labrador Ventures IV LP	12/14/99 - 8/27/07	900,510
LearnZillion, Inc.:
Series A, Preferred	3/27/12	100,000
Series A-1, Preferred	4/23/13	134,761
Lumni, Inc., 6.00%, 10/5/15	10/6/10	100,000
MACH Energy:
Common	10/31/08	889
Series A, Preferred	5/31/02	11,426
Series B, Preferred	12/20/05	20,447
Mobius Technologies, Inc.:
Common	12/11/12	99
Series A-1, Preferred	10/18/02	9,158
Series A-4, Preferred	5/26/06	795
Neighborhood Bancorp	6/25/97	100,000
New Markets Growth Fund LLC, LP	1/8/03 - 7/18/07	225,646
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21	4/10/06	1,000,000
Seventh Generation, Inc.	4/12/00 - 5/6/03	230,500
Solstice Capital LP	6/26/01 - 6/17/08	184,585
Wild Planet Entertainment, Inc.:
Series B, Preferred	7/12/94	200,000
Series E, Preferred	4/9/98	180,725
Wind Harvest Co., Inc.	5/16/94	100,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2013

ASSET-BACKED SECURITIES - 2.0%	PRINCIPAL AMOUNT	VALUE
American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (e)	$1,289,937	$1,288,138
Flagship Rail Services LLC, 3.08%, 4/15/43 (e)	5,130,000	5,021,721
Santander Consumer Acquired Receivables Trust, 2.01%, 8/15/16 (e)	3,968,212	3,990,946
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	1,450,000	1,439,370
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	3,176,690	3,154,624

Total Asset-Backed Securities (Cost $15,022,294)		14,894,799

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.2%
GMAC Mortgage Loan Trust, 5.50%, 10/25/33	114,794	114,670
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	1,603,266	1,611,022

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $1,715,201)		1,725,692

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.7%
Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.576%, 7/10/42	742,759	743,178
Bear Stearns Commercial Mortgage Securities, 4.83%, 8/15/38	19,579	19,576
BWAY Mortgage Trust, 2.809%, 3/10/33 (e)	3,635,000	3,486,888
Commercial Mortgage Pass Through Certificates, 3.424%, 3/10/31 (e)	2,970,000	2,850,894
Credit Suisse First Boston Mortgage Securities Corp., 5.253%, 8/15/36 (r)	1,430,601	1,430,330
Extended Stay America Trust:
2.958%, 12/5/31 (e)	1,835,000	1,780,979
3.604%, 12/5/31 (e)	2,595,000	2,471,787
GS Mortgage Securities Trust, 3.007%, 12/10/30 (e)	2,985,000	2,723,299
JP Morgan Chase Commercial Mortgage Securities Trust:
0.973%, 4/15/30 (e)(r)	5,000,000	4,986,120
1.343%, 4/15/30 (e)(r)	2,000,000	1,985,664
JPMBB Commercial Mortgage Securities Trust, 4.027%, 7/15/45 (r)	2,000,000	1,966,900
Queens Center Mortgage Trust, 3.59%, 1/11/37 (e)(r)	3,700,000	3,274,459

Total Commercial Mortgage-Backed Securities (Cost $29,381,134)		27,720,074

CORPORATE BONDS - 73.4%
Agilent Technologies, Inc.:
3.20%, 10/1/22	2,000,000	1,854,068
3.875%, 7/15/23	1,500,000	1,448,634
Allergan, Inc.:
1.35%, 3/15/18	500,000	487,188
2.80%, 3/15/23	1,000,000	950,887
Alliance Mortgage Investments, Inc.:
12.61%, 6/1/10 (b)(r)(x)*	481,681	—
15.36%, 12/1/10 (b)(r)(x)*	207,840	—
Altera Corp., 1.75%, 5/15/17	2,000,000	1,982,746
Amazon.com, Inc.:
1.20%, 11/29/17	2,000,000	1,934,268
2.50%, 11/29/22	4,000,000	3,631,044
America Movil SAB de CV:
2.375%, 9/8/16	2,000,000	2,026,418
4.375%, 7/16/42	1,000,000	852,251
American Honda Finance Corp.:
2.125%, 2/28/17 (e)	3,000,000	3,034,056
1.60%, 2/16/18 (e)	1,200,000	1,179,818
American National Red Cross, 5.567%, 11/15/17	1,500,000	1,566,660
American Tower Corp.:
4.50%, 1/15/18	1,500,000	1,599,762
5.90%, 11/1/21	3,700,000	4,116,428
4.70%, 3/15/22	1,500,000	1,512,891
Amgen, Inc.:
2.50%, 11/15/16	1,000,000	1,033,226
5.15%, 11/15/41	900,000	896,346
Apple, Inc.:
2.40%, 5/3/23	1,900,000	1,762,182
3.85%, 5/4/43	2,000,000	1,776,464
AT&T, Inc.:
1.60%, 2/15/17	1,500,000	1,484,715
3.00%, 2/15/22	7,500,000	7,207,665
5.55%, 8/15/41	3,000,000	3,123,615
Autodesk, Inc., 3.60%, 12/15/22	2,000,000	1,908,930
Bank of America Corp.:
5.25%, 12/1/15	1,500,000	1,611,516
1.093%, 3/22/16 (r)	5,500,000	5,483,907
0.605%, 8/15/16 (r)	3,000,000	2,893,857
2.00%, 1/11/18	1,800,000	1,743,505
3.30%, 1/11/23	4,200,000	3,969,617
Bank of America NA, 5.30%, 3/15/17	11,400,000	12,364,258
Bank of Montreal, 2.625%, 1/25/16 (e)	4,930,000	5,141,990
Bank of New York Mellon Corp.:
1.70%, 11/24/14	2,000,000	2,028,368
2.40%, 1/17/17	2,000,000	2,040,562
Bank of Nova Scotia, 1.85%, 1/12/15	1,800,000	1,827,155
BB&T Corp., 1.60%, 8/15/17	2,000,000	1,955,890
Becton Dickinson and Co., 3.125%, 11/8/21	1,475,000	1,453,269
Boston Properties LP, 3.80%, 2/1/24	2,000,000	1,964,286
Caisse Centrale Desjardins du Quebec, 2.55%, 3/24/16 (e)	2,000,000	2,082,400
Canadian National Railway Co.:
1.45%, 12/15/16	1,725,000	1,739,278
2.85%, 12/15/21	1,000,000	977,286
Capital One Bank, 3.375%, 2/15/23	4,000,000	3,781,016
Capital One Financial Corp.:
2.15%, 3/23/15	2,000,000	2,031,514
1.00%, 11/6/15	1,500,000	1,479,657
CBS Corp., 3.375%, 3/1/22	2,000,000	1,927,914
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.849%, 4/15/23	1,000,000	942,956
CenturyLink, Inc.:
5.80%, 3/15/22	4,250,000	4,186,250
7.65%, 3/15/42	3,000,000	2,850,000
CIT Group, Inc.:
4.75%, 2/15/15 (e)	1,750,000	1,778,438
5.25%, 3/15/18	1,000,000	1,027,500
Colgate-Palmolive Co., 1.30%, 1/15/17	1,000,000	992,026
Consolidated Edison Company of New York, Inc., 4.45%, 6/15/20	1,675,000	1,839,743
Corning, Inc., 1.45%, 11/15/17	1,200,000	1,170,917
Costco Wholesale Corp., 1.70%, 12/15/19	4,000,000	3,851,588
COX Communications, Inc., 3.25%, 12/15/22 (e)	2,000,000	1,881,652
Crown Castle Towers LLC:
5.495%, 1/15/37 (e)	3,000,000	3,296,865
4.883%, 8/15/40 (e)	3,000,000	3,225,999
CVS Pass-Through Trust:
5.789%, 1/10/26 (e)	710,085	805,059
6.036%, 12/10/28	2,475,530	2,792,277
6.943%, 1/10/30	1,310,040	1,542,543
DDR Corp., 4.75%, 4/15/18	3,000,000	3,223,515
Deere & Co.:
2.60%, 6/8/22	1,800,000	1,715,548
3.90%, 6/9/42	1,000,000	908,394
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	1,500,000	1,548,750
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e)	1,300,000	1,268,134
Discover Bank, 8.70%, 11/18/19	948,000	1,211,044
Discover Financial Services, 3.85%, 11/21/22	3,052,000	2,866,094
Discovery Communications LLC:
3.30%, 5/15/22	3,300,000	3,155,486
3.25%, 4/1/23	500,000	468,869
4.875%, 4/1/43	2,800,000	2,588,334
Dr Pepper Snapple Group, Inc.:
2.00%, 1/15/20	1,000,000	942,873
3.20%, 11/15/21	1,000,000	987,078
2.70%, 11/15/22	1,000,000	928,331
Dun & Bradstreet Corp., 3.25%, 12/1/17	1,750,000	1,762,680
Eaton Corp.:
2.75%, 11/2/22 (e)	1,400,000	1,309,727
4.00%, 11/2/32 (e)	500,000	467,492
4.15%, 11/2/42 (e)	500,000	448,598
eBay, Inc., 2.60%, 7/15/22	1,200,000	1,118,009
Ecolab, Inc.:
4.35%, 12/8/21	2,000,000	2,111,436
5.50%, 12/8/41	1,000,000	1,091,973
Enterprise Products Operating LLC:
4.85%, 8/15/42	1,300,000	1,225,178
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	10,005,000	11,230,613
EOG Resources, Inc., 2.625%, 3/15/23	1,000,000	935,742
ERP Operating LP, 4.625%, 12/15/21	1,300,000	1,377,029
Excalibur One 77B LLC, 1.491%, 1/1/25	871,267	828,494
Experian Finance plc, 2.375%, 6/15/17 (e)	1,000,000	990,758
Express Scripts Holding Co.:
2.75%, 11/21/14	800,000	817,598
2.65%, 2/15/17	1,500,000	1,527,380
3.90%, 2/15/22	1,500,000	1,518,792
FedEx Corp.:
2.70%, 4/15/23	1,000,000	921,755
4.10%, 4/15/43	1,000,000	882,828
Fidelity National Information Services, Inc.:
2.00%, 4/15/18	2,000,000	1,930,314
3.50%, 4/15/23	2,000,000	1,806,338
Fifth Third Bancorp, 0.692%, 12/20/16 (r)	4,000,000	3,925,824
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,000,000	1,158,584
FMC Technologies, Inc.:
2.00%, 10/1/17	1,000,000	983,432
3.45%, 10/1/22	1,000,000	957,934
Ford Motor Credit Co. LLC:
7.00%, 10/1/13	1,000,000	1,014,713
3.875%, 1/15/15	1,000,000	1,030,744
4.207%, 4/15/16	4,750,000	4,962,078
3.984%, 6/15/16	3,150,000	3,300,035
4.25%, 2/3/17	2,000,000	2,089,652
5.875%, 8/2/21	2,400,000	2,616,600
Gilead Sciences, Inc.:
4.40%, 12/1/21	3,000,000	3,221,505
5.65%, 12/1/41	1,000,000	1,112,229
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	1,000,000	959,868
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/23	1,000,000	951,651
4.20%, 3/18/43	1,000,000	937,499
Goldman Sachs Group, Inc.:
6.15%, 4/1/18	10,225,000	11,521,939
5.75%, 1/24/22	2,500,000	2,757,533
3.625%, 1/22/23	2,200,000	2,104,901
Great River Energy, 5.829%, 7/1/17 (e)	1,803,530	1,956,778
Grupo Bimbo SAB de CV, 4.50%, 1/25/22 (e)	1,000,000	1,000,098
Harley-Davidson Financial Services, Inc.:
1.15%, 9/15/15 (e)	2,000,000	1,996,436
2.70%, 3/15/17 (e)	4,200,000	4,255,801
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	1,000,000	1,088,116
HCP, Inc., 3.75%, 2/1/19	2,000,000	2,052,266
Health Care REIT, Inc., 3.75%, 3/15/23	2,000,000	1,901,284
Hershey Co., 1.50%, 11/1/16	2,640,000	2,671,429
Hewlett-Packard Co., 0.673%, 5/30/14 (r)	2,000,000	1,990,194
Home Depot, Inc.:
2.70%, 4/1/23	3,000,000	2,844,171
4.20%, 4/1/43	2,000,000	1,899,836
Hospira, Inc., 6.40%, 5/15/15	2,000,000	2,117,138
Host Hotels & Resorts LP, 3.75%, 10/15/23	1,200,000	1,100,576
HP Enterprise Services LLC, 6.00%, 8/1/13	3,000,000	3,011,976
HSBC Holdings plc, 4.00%, 3/30/22	2,000,000	2,047,646
HSBC USA, Inc., 2.375%, 2/13/15	2,000,000	2,043,762
Ingredion, Inc.:
1.80%, 9/25/17	2,000,000	1,961,282
4.625%, 11/1/20	1,525,000	1,612,916
Intel Corp., 4.80%, 10/1/41	3,625,000	3,604,185
International Business Machines Corp.:
0.875%, 10/31/14	5,000,000	5,024,580
2.90%, 11/1/21	2,000,000	1,965,270
International Finance Corp., 0.50%, 5/16/16	1,000,000	993,203
John Deere Capital Corp.:
2.00%, 1/13/17	1,500,000	1,517,265
2.75%, 3/15/22	2,000,000	1,911,748
Johnson Controls, Inc., 5.00%, 3/30/20	750,000	823,696
JPMorgan Chase & Co.:
1.176%, 1/25/18 (r)	3,000,000	2,993,400
1.80%, 1/25/18	2,000,000	1,934,722
3.20%, 1/25/23	13,200,000	12,530,852
3.375%, 5/1/23	2,000,000	1,862,320
Kansas City Southern de Mexico SA de CV, 8.00%, 2/1/18	2,000,000	2,150,000
Kimberly-Clark Corp.:
2.40%, 6/1/23	1,200,000	1,119,162
3.70%, 6/1/43	1,200,000	1,076,238
Kinder Morgan Energy Partners LP, 3.50%, 9/1/23	1,500,000	1,405,732
Laboratory Corporation of America Holdings, 3.75%, 8/23/22	1,000,000	955,239
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (e)	2,000,000	1,932,454
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	5,000,000	4,771,550
Lowe's Co.'s, Inc.:
3.12%, 4/15/22	1,000,000	984,222
4.65%, 4/15/42	650,000	636,117
Markel Corp.:
3.625%, 3/30/23	1,000,000	952,171
5.00%, 3/30/43	1,000,000	943,777
Masco Corp.:
4.80%, 6/15/15	2,000,000	2,050,000
5.85%, 3/15/17	2,000,000	2,110,000
Mattel, Inc.:
1.70%, 3/15/18	1,300,000	1,269,819
3.15%, 3/15/23	2,200,000	2,083,382
McDonald's Corp., 3.625%, 5/1/43	1,500,000	1,335,987
McKesson Corp.:
2.70%, 12/15/22	1,300,000	1,212,107
2.85%, 3/15/23	1,000,000	941,511
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	3,000,000	2,674,836
Methanex Corp.:
3.25%, 12/15/19	1,000,000	968,081
5.25%, 3/1/22	3,450,000	3,616,476
Microsoft Corp.:
2.125%, 11/15/22	1,200,000	1,092,788
3.50%, 11/15/42	1,200,000	1,026,932
Nationwide Health Properties, Inc., 6.90%, 10/1/37	2,300,000	2,698,132
New York Life Global Funding, 1.65%, 5/15/17 (e)	1,500,000	1,485,372
NII Capital Corp.:
10.00%, 8/15/16	2,000,000	1,940,000
7.625%, 4/1/21	5,214,000	4,053,885
NIKE, Inc.:
2.25%, 5/1/23	2,000,000	1,841,100
3.625%, 5/1/43	2,000,000	1,768,972
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (e)	2,400,000	2,384,390
Noble Holding International Ltd., 5.25%, 3/15/42	3,000,000	2,687,055
Nordstrom, Inc., 4.00%, 10/15/21	1,000,000	1,058,579
Novartis Capital Corp.:
2.40%, 9/21/22	2,000,000	1,879,508
3.70%, 9/21/42	1,000,000	887,418
NYU Hospitals Center, 4.428%, 7/1/42	1,800,000	1,646,593
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.25%, 1/17/23 (e)	3,000,000	2,965,608
PepsiCo, Inc.:
2.75%, 3/5/22	6,000,000	5,744,736
2.75%, 3/1/23	1,000,000	946,176
Pioneer Natural Resources Co., 5.875%, 7/15/16	7,600,000	8,475,763
PNC Bank NA, 2.70%, 11/1/22	4,000,000	3,628,068
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000,000	906,906
Prudential Financial, Inc., 5.80%, 11/16/41	5,400,000	5,812,657
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	3,000,000	2,845,128
Rogers Communications, Inc., 3.00%, 3/15/23	2,000,000	1,866,754
Royal Bank of Canada, 1.20%, 9/19/18	12,295,000	11,995,740
Ryder System, Inc., 3.15%, 3/2/15	3,000,000	3,094,440
Sanofi SA, 1.25%, 4/10/18	2,000,000	1,937,174
SBA Tower Trust:
4.254%, 4/15/40 (e)	3,855,000	3,990,368
3.722%, 4/15/48 (e)	4,150,000	3,926,888
Simon Property Group LP:
6.125%, 5/30/18	2,500,000	2,937,233
4.125%, 12/1/21	1,500,000	1,557,615
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	4,000,000	4,300,000
9.00%, 5/1/18 (e)	4,000,000	3,900,000
St. Jude Medical, Inc.:
2.50%, 1/15/16	3,040,000	3,123,375
4.75%, 4/15/43	1,200,000	1,112,214
Standard Chartered plc, 3.95%, 1/11/23 (e)	2,000,000	1,860,492
State Street Corp., 3.10%, 5/15/23	1,500,000	1,405,006
SunTrust Bank, 0.564%, 8/24/15 (r)	1,000,000	991,952
SunTrust Banks, Inc., 3.50%, 1/20/17	2,000,000	2,092,936
TD Ameritrade Holding Corp., 5.60%, 12/1/19	2,000,000	2,324,892
Telefonica Emisiones SAU:
3.992%, 2/16/16	2,400,000	2,475,130
3.192%, 4/27/18	2,000,000	1,937,216
Texas Instruments, Inc., 1.65%, 8/3/19	2,000,000	1,922,972
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	1,600,000	1,478,854
Time Warner Cable, Inc.:
4.00%, 9/1/21	3,300,000	3,160,248
5.50%, 9/1/41	2,900,000	2,548,468
Time Warner, Inc.:
4.00%, 1/15/22	1,770,000	1,804,864
5.375%, 10/15/41	2,650,000	2,679,887
TJX Co.'s, Inc., 2.50%, 5/15/23	2,000,000	1,853,596
Toronto-Dominion Bank, 2.375%, 10/19/16	1,900,000	1,965,998
Total System Services, Inc., 3.75%, 6/1/23	2,000,000	1,857,014
Toyota Motor Credit Corp.:
2.05%, 1/12/17	2,000,000	2,022,980
3.30%, 1/12/22	2,000,000	1,985,552
Toys R Us Property Co. I LLC, 10.75%, 7/15/17	1,000,000	1,055,000
Tyco Electronics Group SA:
1.60%, 2/3/15	1,000,000	1,007,161
3.50%, 2/3/22	1,000,000	969,030
United Parcel Service, Inc.:
1.125%, 10/1/17	1,000,000	978,452
2.45%, 10/1/22	1,200,000	1,131,370
US Bancorp, 2.95%, 7/15/22	1,200,000	1,113,178
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	9,000,000	9,424,944
Ventas Realty LP / Ventas Capital Corp.:
4.00%, 4/30/19	2,000,000	2,079,788
4.25%, 3/1/22	3,000,000	3,025,710
3.25%, 8/15/22	1,000,000	928,289
Viacom, Inc.:
3.50%, 4/1/17	2,000,000	2,094,190
3.875%, 12/15/21	1,000,000	1,012,713
4.50%, 2/27/42	1,500,000	1,310,723
Volkswagen International Finance NV, 0.894%, 4/1/14 (e)(r)	5,000,000	5,007,280
Wachovia Bank NA, 0.603%, 3/15/16 (r)	2,000,000	1,974,772
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	13,150,000	12,903,438
Walgreen Co., 3.10%, 9/15/22	2,000,000	1,895,340
Weingarten Realty Investors:
3.375%, 10/15/22	1,000,000	916,924
3.50%, 4/15/23	1,000,000	923,115
Wells Fargo & Co., 3.45%, 2/13/23	1,000,000	955,035
Western Union Co., 2.875%, 12/10/17	1,500,000	1,503,858
Whirlpool Corp.:
3.70%, 3/1/23	2,000,000	1,916,828
5.15%, 3/1/43	1,000,000	946,633
Willis Group Holdings plc, 4.125%, 3/15/16	1,500,000	1,570,250
Willis North America, Inc., 6.20%, 3/28/17	1,225,000	1,364,216
Wisconsin Public Service Corp., 3.671%, 12/1/42	2,000,000	1,779,758
Xerox Corp., 1.672%, 9/13/13 (r)	3,775,000	3,780,927
Yara International ASA, 7.875%, 6/11/19 (e)	1,500,000	1,821,063
Zoetis, Inc., 3.25%, 2/1/23 (e)	1,000,000	950,117

Total Corporate Bonds (Cost $552,211,398)		551,900,758

MUNICIPAL OBLIGATIONS - 6.7%
California Statewide Communities Development Authority Revenue Bonds, 5.58%, 8/1/13	1,085,000	1,088,342
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	3,800,000	4,092,258
Florida Housing Finance Corp. Revenue VRDN, 0.11%, 11/15/35 (r)†	2,400,000	2,400,000
Georgetown University Washington DC Revenue Bonds, 7.22%, 4/1/19	2,990,000	3,549,070
Maryland Transportation Authority Revenue Bonds, 5.604%, 7/1/30	3,000,000	3,318,900
Michigan Strategic Fund LO Revenue VRDN, 0.40%, 9/1/22 (r)†	3,405,000	3,405,000
Milpitas California MFH Revenue VRDN, 0.15%, 8/15/33 (r)†	1,900,000	1,900,000
Nevada Housing Division Revenue VRDN, 0.07%, 4/15/39 (r)†	300,000	300,000
New York City Housing Development Corp. MFH Revenue VRDN:†
0.13%, 6/15/34 (r)	1,300,000	1,300,000
0.12%, 11/15/37 (r)	2,650,000	2,650,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	3,540,000	4,107,462
New York State HFA Revenue VRDN:†
0.12%, 11/15/29 (r)	1,900,000	1,900,000
0.12%, 5/15/33 (r)	1,000,000	1,000,000
0.08%, 5/15/36 (r)	2,100,000	2,100,000
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	1,490,000	982,655
Pittsburgh and Allegheny County Sports & Exhibition Authority Revenue VRDN, 0.50%, 11/1/39 (r)†	8,000,000	8,000,000
Santa Clara Valley California Transportation Authority Revenue Bonds, 5.876%, 4/1/32	3,025,000	3,383,130
Utah GO Bonds, 3.539%, 7/1/25	4,750,000	4,831,985

Total Municipal Obligations (Cost $49,749,088)		50,308,802

FLOATING RATE LOANS(d)- 1.4%
BJ's Wholesale Club, Inc., 4.25%, 9/26/19 (r)	1,995,000	1,985,961
Dell Inc.:
4.278%, 2/28/14 (r)	3,692,300	3,673,838
5.523%, 2/5/21 (r)	2,307,700	2,296,162
Dunkin' Brands, Inc., 3.75%, 2/11/20 (r)	1,989,183	1,981,103
SUPERVALU, Inc., 5.00%, 3/21/19 (r)	500,000	496,042

Total Floating Rate Loans (Cost $10,479,331)		10,433,106

SOVEREIGN GOVERNMENT BONDS - 1.2%
Province of Ontario Canada:
1.65%, 9/27/19	7,090,000	6,773,077
2.45%, 6/29/22	1,240,000	1,168,011
Province of Quebec Canada, 2.625%, 2/13/23	1,525,000	1,430,297

Total Sovereign Government Bonds (Cost $9,863,446)		9,371,385

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.4%
Freddie Mac:
1.375%, 5/1/20	13,250,000	12,555,117
2.375%, 1/13/22	1,000,000	971,777
Private Export Funding Corp., 2.125%, 7/15/16	4,000,000	4,160,692

Total U.S. Government Agencies and Instrumentalities (Cost $18,145,078)		17,687,586

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.5%
Fannie Mae, 3.00%, 7/5/13	3,735,000	3,649,212

Total U.S. Government Agency Mortgage-Backed Securities (Cost $3,733,833)		3,649,212

U.S. TREASURY OBLIGATIONS - 7.4%
United States Treasury Bonds:
3.125%, 2/15/43	2,650,000	2,473,611
2.875%, 5/15/43	10,650,000	9,425,250
United States Treasury Notes:
0.25%, 6/30/15	11,645,000	11,649,553
1.00%, 5/31/18	17,300,000	17,002,647
1.375%, 6/30/18	430,000	429,765
1.75%, 5/15/23	15,761,000	14,761,154

Total U.S. Treasury Obligations (Cost $56,833,289)		55,741,980

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 0.50%, 1/1/14 (b)(i)(r)	3,087,392	3,030,214

Total High Social Impact Investments (Cost $3,087,392)		3,030,214

TIME DEPOSIT - 2.6%
State Street Bank Time Deposit, 0.098%, 7/1/13	19,578,774	19,578,774

Total Time Deposit (Cost $19,578,774)		19,578,774

EQUITY SECURITIES - 0.2%	SHARES
Woodbourne Capital:
Trust I, Preferred (b)(e)	625,000	373,062
Trust II, Preferred (b)(e)	625,000	373,062
Trust III, Preferred (b)(e)	625,000	373,062
Trust IV, Preferred (b)(e)	625,000	373,062

Total Equity Securities (Cost $2,500,000)		1,492,248

TOTAL INVESTMENTS (Cost $772,300,258) - 102.1%		767,534,630
Other assets and liabilities, net - (2.1%)		(15,884,534)
NET ASSETS - 100%		$751,650,096

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	84	9/13	$18,480,000	$19,583
5 Year U.S. Treasury Notes	17	9/13	2,057,797	(4,537)
10 Year U.S. Treasury Notes	16	9/13	2,025,000	49,980
Total Sold				$65,026

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Restricted securities represent 0.4% of the net assets of the Portfolio.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

† The date shown for securities represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

Abbreviations:
GO: General Obligation
HFA: Housing Finance Agency/Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing
plc: Public Limited Company
PO: Pension Obligation
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Notes

Restricted Securities	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 0.50%, 1/1/14	7/1/09	$3,087,392

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2013

EQUITY SECURITIES - 95.9%	SHARES	VALUE
Aerospace & Defense - 1.5%
B/E Aerospace, Inc.*	639,873	$40,363,189

Beverages - 4.9%
PepsiCo, Inc.	595,309	48,690,323
The Coca-Cola Co.	1,947,183	78,101,510
		126,791,833

Biotechnology - 2.4%
Gilead Sciences, Inc.*	1,212,966	62,115,989

Capital Markets - 1.7%
T. Rowe Price Group, Inc.	610,003	44,621,719

Chemicals - 2.8%
Ecolab, Inc.	868,202	73,962,128

Commercial Banks - 3.5%
SunTrust Banks, Inc.	1,158,668	36,579,149
Wells Fargo & Co.	1,345,383	55,523,956
		92,103,105

Communications Equipment - 4.8%
Juniper Networks, Inc.*	1,713,776	33,093,014
QUALCOMM, Inc.	1,505,373	91,948,183
		125,041,197

Computers & Peripherals - 3.4%
Apple, Inc. (t)	224,363	88,865,697

Consumer Finance - 2.6%
American Express Co.	914,731	68,385,290

Diversified Financial Services - 2.6%
IntercontinentalExchange, Inc.*	375,409	66,732,704

Electrical Equipment - 1.1%
Eaton Corp. plc	429,792	28,284,612

Energy Equipment & Services - 4.6%
Cameron International Corp.*	1,353,948	82,807,460
Noble Corp.	1,029,729	38,697,216
		121,504,676

Food & Staples Retailing - 7.2%
Costco Wholesale Corp.	666,087	73,649,239
CVS Caremark Corp.	1,987,199	113,628,039
		187,277,278

Health Care Equipment & Supplies - 1.0%
Varian Medical Systems, Inc.*	376,970	25,426,626

Health Care Providers & Services - 4.8%
CIGNA Corp.	655,451	47,513,643
DaVita HealthCare Partners, Inc.*	219,938	26,568,510
Express Scripts Holding Co.*	830,488	51,232,805
		125,314,958

Hotels, Restaurants & Leisure - 5.8%
McDonald's Corp.	655,354	64,880,046
Panera Bread Co.*	71,700	13,331,898
Starbucks Corp.	1,103,682	72,280,134
		150,492,078

Industrial Conglomerates - 4.6%
3M Co.	348,899	38,152,106
Danaher Corp.	1,307,933	82,792,159
		120,944,265

Insurance - 1.7%
Aon plc	680,429	43,785,606

Internet & Catalog Retail - 3.8%
Amazon.com, Inc.*	171,012	47,488,322
priceline.com, Inc.*	61,272	50,679,910
		98,168,232

Internet Software & Services - 6.1%
eBay, Inc.*	998,716	51,653,592
Google, Inc.*	120,911	106,446,417
		158,100,009

IT Services - 0.9%
International Business Machines Corp.	127,732	24,410,863

Media - 1.9%
The Walt Disney Co.	801,337	50,604,432

Oil, Gas & Consumable Fuels - 0.7%
QEP Resources, Inc.	688,279	19,120,391

Pharmaceuticals - 5.4%
Allergan, Inc.	769,010	64,781,402
Novartis AG (ADR)	379,357	26,824,333
Perrigo Co.	405,597	49,077,237
		140,682,972

Semiconductors & Semiconductor Equipment - 1.2%
Texas Instruments, Inc.	912,715	31,826,372

Software - 7.1%
Informatica Corp.*	773,048	27,041,219
Intuit, Inc.	451,163	27,534,478
Microsoft Corp.	3,103,832	107,175,319
VMware, Inc.*	369,030	24,721,320
		186,472,336

Specialty Retail - 4.5%
Bed Bath & Beyond, Inc.*	527,184	37,377,346
Lowe's Co.'s, Inc.	1,340,650	54,832,585
Ross Stores, Inc.	391,208	25,354,190
		117,564,121

Textiles, Apparel & Luxury Goods - 1.7%
Nike, Inc., Class B	691,346	44,024,913

Trading Companies & Distributors - 1.4%
Fastenal Co.	779,733	35,750,758

Venture Capital - 0.2%
20/20 Gene Systems, Inc.:
Common Stock (b)(i)*	43,397	82,020
Warrants (strike price $.01/share, expires 8/27/13) (b)(i)*	30,000	56,400
Better Energy Systems, Inc.:
Series B, Preferred (b)(i)*	992,555	—
Series B, Preferred Warrants (strike price $0.75/share, expires 8/3/13) (b)(i)*	133,333	—
Chesapeake PERL, Inc., Series A-2, Preferred (b)(i)*	240,000	2,638
Digital Directions International, Inc. (a)(b)(i)*	354,389	91,942
Envisionier Medical Technologies, Inc., Warrants (strike price $.50/share, expires 8/6/20) (b)(i)*	50,000	—
Excent Corp. (b)(i)*	600,745	250,000
Global Resource Options, Inc.:
Series A, Preferred (a)(b)(i)*	750,000	—
Series B, Preferred (a)(b)(i)*	244,371	—
Series C, Preferred (a)(b)(i)*	297,823	—
Series D, Preferred (a)(b)(i)*	228,138	901,461
Immunology Partners, Inc.:
Common Stock (b)(i)*	285,706	—
Series B, Preferred (b)(i)*	1,134,830	—
Series C-1, Preferred (b)(i)*	2,542,915	—
Ivy Capital (Proprietary) Ltd. (b)(i)*	17	419,206
Marrone Bio Innovations, Inc.:
Series A, Preferred (b)(i)*	240,761	635,609
Series B, Preferred (b)(i)*	181,244	511,108
Series C, Preferred (b)(i)*	295,157	841,197
Napo Pharmaceuticals, Inc.:
Common Stock (b)(i)*	294,196	117,531
Common Warrants (strike price $0.55/share, expires 9/15/14) (b)(i)*	54,061	—
New Day Farms, Inc., Series B, Preferred (a)(b)(i)*	4,547,804	—
Orteq Bioengineering Ltd., Series A, Preferred (b)(i)*	74,910	569,578
PresenceLearning, Inc.:
Series A, Preferred (b)(i)*	600,000	427,800
Series A-2, Preferred (b)(i)*	195,285	139,238
Series B, Preferred (b)(i)*	399,719	285,000
Shangri La Farms, Series A, Preferred (a)(b)(i)*	66,667	200,001
Sword Diagnostics, Series B, Preferred (b)(i)*	640,697	—
The American Academy, Series C, Preferred (b)(i)*	1,612,799	250,000
Village Laundry Services, Inc. (b)(i)*	9,444	—
		5,780,729

Total Equity Securities (Cost $1,873,912,648)		2,504,519,078

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.3%	ADJUSTED BASIS
Adobe Capital Social Mezzanine (b)(i)*	$77,517	64,444
Arborview Capital Parteners LP (b)(i)*	284,620	243,548
Blackstone Cleantech Venture Partners (b)(i)*	379,136	274,069
China Environment Fund 2004 (b)(i)*	-	243,904
China Environment Fund III (b)(i)*	983,226	991,122
Coastal Ventures III (a)(b)(i)*	200,000	187,693
Core Innovations Capital I (b)(i)*	394,818	285,380
DBL Equity Fund - BAEF Il (b)(i)*	624,321	639,437
Ignia Fund I (b)(i)*	852,066	711,206
Impact Ventures II (b)(i)*	727,986	654,226
LeapFrog Financial Inclusion Fund (b)(i)*	666,966	583,504
New Markets Education Partners (b)(i)*	385,000	327,516
New Markets Venture Partners II (b)(i)*	281,119	308,483
Renewable Energy Asia Fund (b)(i)*	1,117,827	934,846
SEAF India International Growth Fund (b)(i)*	326,821	261,004
SJF Ventures II (b)(i)*	534,892	1,043,045
SJF Ventures III (a)(b)(i)*	165,000	138,388
Westly Capital Partners Fund II (b)(i)*	329,496	252,468
First Analysis Private Equity Fund V LP (b)(i)*	138,585	131,698

Total Venture Capital Limited Partnership Interest (Cost $8,469,396)		8,275,981

VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%	PRINCIPAL AMOUNT
Envisionier Medical Technologies, Inc.:
Note I, 7.00%, 1/15/13 (b)(i)(xx)	$200,000	—
Note II, 7.00%, 1/15/13 (b)(i)(xx)	100,000	—
Excent Corp., Note, 7.00%, 9/30/19 (b)(i)	250,000	250,000
Marrone Bio Innovations, Inc., Note, 10.00%, 3/31/14 (b)(i)	200,000	238,715
New Day Farms, Inc., Participation Interest Note, 9.00%, 9/1/12 (b)(i)(v)	6,225	—
One Earth Group Ltd.:
Convertible Note, 5.00%, 12/31/14 (b)(i)	100,000	100,000
Convertible Note II, 5.00%, 5/31/15 (b)(i)	200,000	200,000
Quantum Intech, Inc., 11.50%, 9/10/15 (b)(i)	106,475	106,475
SEAF Global SME Facility:
9.00%, 12/16/14 (b)(i)	1,500,000	1,500,000
9.00%, 4/20/15 (b)(i)	1,000,000	1,000,000
9.00%, 11/5/15 (b)(i)	1,000,000	—
9.00%, 3/29/16 (b)(i)	450,000	450,000
9.00%, 6/14/16 (b)(i)	400,000	300,000
9.00%, 7/13/16 (b)(i)	650,000	650,000
Sword Diagnostics:
Convertible Bridge Note, Series C, 10.00%, 6/30/13 (b)(i)(zz)	25,000	—
Convertible Bridge Note II, Series C, 10.00%, 6/30/13 (b)(i)(zz)	100,000	—

Total Venture Capital Debt Obligations (Cost $6,287,700)		4,795,190

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 0.50%, 1/1/14 (b)(i)(r)	10,833,877	10,633,234

Total High Social Impact Investments (Cost $10,833,877)		10,633,234

TIME DEPOSIT - 3.3%
State Street Bank Time Deposit, 0.098%, 7/1/13	85,835,577	85,835,577

Total Time Deposit (Cost $85,835,577)		85,835,577

TOTAL INVESTMENTS (Cost $1,985,339,198) - 100.1%		2,614,059,060
Other assets and liabilities, net - (0.1%)		(2,721,282)
NET ASSETS - 100%		$2,611,337,778

(a) Affiliated company.

(b) This security was valued by the Board of Trustees.

(i) Restricted securities represent 1.1% of net assets for the Equity Portfolio.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t) 40,000 shares of Apple, Inc. held by the Equity Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(v) Security is in default for principal and interest.

(xx) Restructured from an original maturity date of September 15, 2010.

(zz) Restructured from an original maturity date of September 30, 2010.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LP: Limited Partnership
plc: Public Limited Company

Restricted Securities	ACQUISITION DATES	COST
20/20 Gene Systems, Inc.:
Common Stock	8/1/08	$151,890
Warrants (strike price $.01/share, expires 8/27/13)	8/29/03	14,700
Adobe Capital Social Mezzanine LP	2/8/13	77,517
Arborview Capital Parteners LP LP	11/13/12 - 6/28/13	284,620
Better Energy Systems, Inc.:
Series B, Preferred	8/3/10	400,000
Series B, Preferred Warrants (strike price $0.75/share, expires 8/3/13)	8/4/10	—
Blackstone Cleantech Venture Partners LP	7/29/10 - 4/18/13	379,136
Calvert Social Investment Foundation Notes, 0.50%, 1/1/14	1/2/13	10,833,877
Chesapeake PERL, Inc., Series A-2, Preferred	7/30/04 - 9/8/06	300,000
China Environment Fund 2004 LP	9/15/05 - 4/1/09	—
China Environment Fund III LP	1/24/08 - 4/19/13	983,226
Coastal Ventures III LP	7/30/12 - 4/26/13	200,000
Core Innovations Capital I LP	1/6/11 - 5/20/13	394,818
DBL Equity Fund - BAEF Il LP	3/30/11 - 6/21/13	624,321
Digital Directions International, Inc.	7/2/08 - 7/15/09	683,778
Envisionier Medical Technologies, Inc.:
Warrants (strike price $.50/share, expires 8/6/20)	8/6/10	—
Note I, 7.00%, 1/15/13	12/14/09	200,000
Note II, 7.00%, 1/15/13	8/5/10	100,000
Excent Corp.:
Common	9/28/12	250,000
Note, 7.00%, 9/30/19	9/28/12	250,000
First Analysis Private Equity Fund V LP LP	6/7/13	138,585
Global Resource Options, Inc.:
Series A, Preferred	9/18/06	750,000
Series B, Preferred	12/5/07	750,000
Series C, Preferred	2/13/09	1,000,000
Series D, Preferred	12/30/10 - 5/24/11	700,178
Ignia Fund I LP	1/28/10 - 6/14/13	852,066
Immunology Partners, Inc.:
Common Stock	11/22/06	16,382
Series B, Preferred	11/30/06	547,525
Series C-1, Preferred	11/30/06	471,342
Impact Ventures II LP	9/8/10 - 12/12/12	727,986
Ivy Capital (Proprietary) Ltd.	9/12/12	496,026
LeapFrog Financial Inclusion Fund LP	1/20/10 - 5/9/13	666,966
Marrone Bio Innovations, Inc.:
Series A, Preferred	4/25/07	200,000
Series B, Preferred	8/28/08	280,000
Series C, Preferred	11/19/10	500,000
Note, 10.00%, 3/31/14	3/15/12	200,000
Napo Pharmaceuticals, Inc.:
Common Stock	2/21/07 - 9/23/09	419,720
Common Warrants (strike price $0.55/share, expires 9/15/14)	9/23/09	16,908
New Day Farms, Inc.:
Series B, Preferred	3/12/09	500,000
Participation Interest Note, 9.00%, 9/1/12	11/25/09	6,225
New Markets Education Partners LP	9/27/11 - 3/25/13	385,000
New Markets Venture Partners II LP	7/21/08 - 12/19/12	281,119
One Earth Group Ltd.:
Convertible Note, 5.00%, 12/31/14	12/21/12	100,000
Convertible Note II, 5.00%, 5/31/15	5/15/13	200,000
Orteq Bioengineering Ltd., Series A, Preferred	7/19/07	998,102
PresenceLearning, Inc.:
Series A, Preferred	9/29/11	300,000
Series A-2, Preferred	5/2/12	134,942
Series B, Preferred	4/4/13	285,000
Quantum Intech, Inc., 11.50%, 9/10/15	10/5/10 - 5/17/13	106,475
Renewable Energy Asia Fund LP	9/29/10 - 4/10/13	1,117,827
SEAF Global SME Facility:
9.00%, 12/16/14	12/16/09	1,500,000
SEAF Global SME Facility, 9.00%, 4/20/15	4/20/10	1,000,000
SEAF Global SME Facility, 9.00%, 11/5/15	11/4/10	1,000,000
SEAF Global SME Facility, 9.00%, 3/29/16	3/29/11	450,000
SEAF Global SME Facility, 9.00%, 6/14/16	6/13/11	400,000
SEAF Global SME Facility, 9.00%, 7/13/16	7/11/11	650,000
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	326,821
Shangri La Farms, Series A, Preferred	2/1/13	200,000
SJF Ventures II LP	2/14/06 - 11/20/12	534,892
SJF Ventures III LP	2/6/12	165,000
Sword Diagnostics:
Series B, Preferred	12/26/06	250,000
Convertible Bridge Note, Series C, 10.00%, 6/30/13	10/29/09	25,000
Convertible Bridge Note II, Series C, 10.00%, 6/30/13	11/9/10	100,000
The American Academy, Series C, Preferred	3/27/13	250,000
Village Laundry Services, Inc.	7/22/09	500,000
Westly Capital Partners Fund II LP	12/27/11 - 6/25/13	329,496

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND LARGE CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2013

EQUITY SECURITIES - 89.9%	SHARES	VALUE
Air Freight & Logistics - 2.6%
FedEx Corp.	31,852	$3,139,970

Automobiles - 4.2%
Toyota Motor Corp. (ADR)	42,202	5,092,093

Beverages - 3.6%
The Coca-Cola Co.	108,551	4,353,981

Biotechnology - 3.5%
Amgen, Inc.	43,103	4,252,542

Capital Markets - 3.8%
Goldman Sachs Group, Inc.	30,445	4,604,806

Commercial Banks - 6.2%
Barclays plc (ADR)	151,583	2,595,101
Wells Fargo & Co.	122,171	5,041,997
		7,637,098

Communications Equipment - 4.1%
Cisco Systems, Inc.	206,690	5,024,634

Computers & Peripherals - 1.3%
Apple, Inc.	4,047	1,602,936

Consumer Finance - 0.6%
Capital One Financial Corp.	11,140	699,703

Diversified Financial Services - 4.4%
JPMorgan Chase & Co.	102,301	5,400,470

Diversified Telecommunication Services - 5.1%
AT&T, Inc.	125,126	4,429,460
BT Group plc (ADR)	37,913	1,781,532
		6,210,992

Food & Staples Retailing - 3.5%
CVS Caremark Corp.	75,907	4,340,362

Food Products - 4.8%
Campbell Soup Co.	53,108	2,378,707
General Mills, Inc.	72,384	3,512,796
		5,891,503

Health Care Equipment & Supplies - 3.6%
Medtronic, Inc.	80,369	4,136,592
St. Jude Medical, Inc.	4,736	216,104
		4,352,696

Health Care Providers & Services - 2.5%
DaVita HealthCare Partners, Inc.*	21,565	2,605,052
McKesson Corp.	3,568	408,536
		3,013,588

Industrial Conglomerates - 0.2%
Danaher Corp.	4,360	275,988

Insurance - 3.0%
ACE Ltd.	37,153	3,324,450
Aflac, Inc.	5,613	326,228
		3,650,678

Internet & Catalog Retail - 0.5%
Liberty Interactive Corp.*	25,339	583,050

IT Services - 1.9%
Western Union Co.	139,758	2,391,259

Machinery - 3.8%
Cummins, Inc.	9,610	1,042,301
Dover Corp.	46,813	3,635,498
		4,677,799

Media - 10.2%
DIRECTV*	6,711	413,532
Omnicom Group, Inc.	51,681	3,249,184
Time Warner Cable, Inc.	29,575	3,326,596
Time Warner, Inc.	76,211	4,406,520
Viacom, Inc., Class B	16,135	1,097,987
		12,493,819

Multiline Retail - 3.1%
Target Corp.	55,089	3,793,429

Oil, Gas & Consumable Fuels - 4.1%
Denbury Resources, Inc.*	199,233	3,450,716
QEP Resources, Inc.	56,215	1,561,653
		5,012,369

Pharmaceuticals - 2.8%
Roche Holding AG (ADR)	54,923	3,397,811

Software - 6.1%
CA, Inc.	113,756	3,256,835
Symantec Corp.	188,509	4,235,797
		7,492,632

Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc., Class B	12,936	507,091

Total Equity Securities (Cost $90,039,068)		109,893,299

TIME DEPOSIT - 10.1%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.098%, 7/1/13	$12,375,479	12,375,479

Total Time Deposit (Cost $12,375,479)		12,375,479

TOTAL INVESTMENTS (Cost $102,414,547) - 100.0%		122,268,778
Other assets and liabilities, net - 0.0%		25,542
NET ASSETS - 100%		$122,294,320

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Social Investment Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with eight separate portfolios, five of which are reported herein: Money Market, Balanced, Bond, Equity, and Large Cap Core (formerly known as Enhanced Equity). Money Market, Balanced, Equity, and Large Cap Core are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. The operations of each series are accounted for separately.  Money Market offers Class O shares, which are sold without a sales charge.  Balanced, Bond, Equity, and Large Cap Core each offer Class A, Class B, Class C, Class I, and Class Y shares.  Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund, except Special Equities investments, to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties. Special Equities investments, as described in the Fund’s prospectus and statement of additional information, are fair valued by the Board’s Special Equities Committee.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940.  Generally, if the credit quality is sufficient, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Funds’ investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.  All securities held by Money Market are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Venture capital securities for which market quotations are not readily available are fair valued by the Board and are categorized as Level 3 in the hierarchy.  Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation.  Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple.  An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (LP) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In the absence of a reported LP unit value, it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner.  In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee or, with respect to Special Equities investments, by the Special Equities Committee using the venture capital methodologies described above.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2013, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
Balanced	$14,444,096	2.7%
Bond	4,522,462	0.6%
Equity	29,485,134	1.1%

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

Money Market	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$14,035,393	-	$14,035,393
Variable rate demand notes	-	100,107,150	-	100,107,150
Municipal obligations	-	2,332,657	-	2,332,657
TOTAL	-	$116,475,200	-	$116,475,200

* For a complete listing of investments, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$321,381,555	—	$1,193,800	$322,575,355 **
Venture capital	15,800	—	8,990,755	9,006,555
Asset-backed securities	—	$4,695,386	—	4,695,386
Collateralized mortgage-backed obligations	—	435,420	—	435,420
Commercial mortgage-backed securities	—	6,751,956	—	6,751,956
Corporate debt	—	142,601,312	—	142,601,312
Municipal obligations	—	12,101,516	—	12,101,516
U.S. government obligations	—	22,411,079	—	22,411,079
Other debt obligations	—	24,707,963	—	24,707,963
TOTAL	$321,397,355	$213,704,632	$10,184,555	$ 545,286,542

Other financial instruments***	($2,591)	—	—	($2,591)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Exclusive of $5,967,505 venture capital equity shown in the venture capital heading.

*** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balanced	Venture Capital	Corporate Debt
Balance as of 9/30/2012	$8,411,635	—
Accrued discounts/premiums	(144,430)	—
Realized gain (loss)	680,328	—
Change in unrealized appreciation (depreciation)	—	—
Purchases	514,901	—
Sales	(471,679)	—
Transfers in and/ or out of Level 3[1]	—	$1,193,800[2]
Balance as of 6/30/2013	$8,990,755	$1,193,800

Balanced	Total
Balance as of 9/30/12	$8,411,635
Accrued discounts/premiums	(144,430)
Realized gain (loss)	680,328
Change in unrealized appreciation (depreciation)	—
Purchases	514,901
Sales	(471,679)
Transfers in and/ or out of Level 3[1]	1,193,800
Balance as of 6/30/2013	$10,184,555

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

2 Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable inputs due to observable inputs being unavailable.

For the period ended December 31, 2012, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $4,233,163.  Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

Bond	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Equity securities	-	-	$1,492,248	$1,492,248
Asset-backed securities	-	$14,894,799	-	14,894,799
Collateralized mortgage-backed obligations	-	1,725,692	-	1,725,692
Commercial mortgage-backed securities	-	27,720,074	-	27,720,074
Corporate debt	-	551,900,758	-	551,900,758
Municipal obligations	-	50,308,802	-	50,308,802
U.S. government obligations	-	77,078,778	-	77,078,778
Other debt obligations	-	42,413,479	-	42,413,479
TOTAL	-	$766,042,382	$1,492,248***	$767,534,630

Other financial instruments**	$65,026	-	-	$65,026

* For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.2% of net assets.

At June 30, 2013, securities valued at $1,492,248 were transferred from Level 2 to Level 3.

Equity

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$2,498,738,349	-	-	$2,498,738,349**
Venture capital	-	-	$18,851,900	18,851,900
Other debt obligations	-	$85,835,577	10,633,234	96,468,811
TOTAL	$2,498,738,349	$85,835,577	$29,485,134	$2,614,059,060

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Exclusive of $5,780,729 venture capital equity shown in the venture capital heading.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity	Venture Capital	Corporate Debt
Balance as of 9/30/2012	$16,474,992	—
Accrued discounts/premiums	—	—
Realized gain (loss)	246,902	—
Change in unrealized appreciation (depreciation)	(846,510)	—
Purchases	3,368,939	—
Sales	(392,423)	—
Transfers in and/ or out of Level 3[1]	—	$10,633,234
Balance as of 6/30/2013	$18,851,900	$10,633,234

Equity	Total
Balance as of 9/30/12	$16,474,922
Accrued discounts/premiums	—
Realized gain (loss)	246,902
Change in unrealized appreciation (depreciation)	(846,510)
Purchases	3,368,939
Sales	(392,423)
Transfers in and/ or out of Level 3[1]	10,633,234
Balance as of 6/30/2013	$29,485,134

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

2 Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable inputs due to observable inputs being unavailable.

For the period ended June 30, 2013, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was ($697,002).  Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

Large Cap Core	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$109,893,299	-	-	$109,893,299
Other debt obligations	-	$12,375,479	-	12,375,479
TOTAL	$109,893,299	$12,375,479	-	$122,268,778

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  Balanced may also use futures contracts as a substitute for direct investment in a particular asset class, to facilitate the periodic rebalancing of its portfolio in order to maintain its target asset allocation, to make tactical asset allocations, and to assist in managing cash. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations and market index futures (in the case of Balanced).  The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.  During the period, Balanced and Bond used U.S. Treasury Bond futures contracts to hedge against interest rate changes and to manage overall duration of the portfolios.  Balanced also used futures contracts as a substitute for direct investment in a particular asset class to facilitate rebalancing of the Portfolio and to implement tactical asset allocation decisions. The Funds' futures contracts at period end are presented in the Schedules of Investments.

During the nine month period ended June 30, 2013 Balanced invested in 2 year, 5 year, and 10 year U.S. Treasury futures. The volume of activity has varied throughout the period with a weighted average of 124 contracts and $8,035,201 weighted average notional value.

During the nine month period ended June 30, 2013, Bond invested in 2 year, 5 year, and 10 year U.S. Treasury futures. The volume of activity has varied throughout the period with a weighted average of 177 contracts and $4,775,987 weighted average notional value.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

86 - CALVERT SOCIAL INVESTMENT FUND ANNUAL REPORT

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with management’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures.  (See footnotes to Schedules of Investments.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees.  Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced, and annually by Equity and Large Cap Core.  Distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: Balanced, Bond, Equity, and Large Cap Core each charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within seven days for all Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

Expense Offset Arrangements: The Fund had arrangements with its custodian banks whereby the custodians’ fees may have been paid indirectly by credits earned on the Fund’s cash on deposit with the banks. These credits were used to reduce the Fund’s expenses. The arrangement with one custodian bank was suspended on January 1, 2013, until further notice, due to low interest rates.  Such a deposit arrangement may be an alternative to overnight investments.86 – CALV

ERT SOCIAL INVESTMENT FUND ANNUAL REPORT

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2013 and the capital loss carryforwards as of September 30, 2012, with expiration dates, where applicable:

	Money Market	Balanced	Bond
Federal income tax cost of investments	$116,475,200	$485,481,970	$773,024,414
Unrealized appreciation	-	$76,048,245	$17,095,913
Unrealized depreciation	-	(16,243,673)	(22,585,697)
Net unrealized appreciation/ (depreciation)	-	$59,804,572	($5,489,784)

	Equity	Large Cap Core
Federal income tax cost of investments	$1,986,059,416	$102,419,315
Unrealized appreciation	$654,134,898	$20,737,146
Unrealized depreciation	(26,135,254)	(887,683)
Net unrealized appreciation/ (depreciation)	$627,999,644	$19,849,463

Capital Loss Carryforwards

Expiration Date	Money Market	Balanced	Equity*	Large Cap Core
30-Sep-13	($6,183)	-	-	-
30-Sep-14	(211)	-	-	-
30-Sep-15	(2,100)	-	-	-
30-Sep-17	-	-	($104,797,955)	-
30-Sep-18	-	($18,765,622)	-	($5,174,399)
30-Sep-19	(348)	-	-	-

No Expiration Date
Short-term	($168)	-	-	-
Long-term	(103)	-	-	-

* Equity’s use of net capital loss carryforwards acquired from Calvert Large Cap Growth Fund may be limited under certain tax provisions.

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.

NOTE C — AFFILIATED COMPANIES

An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the Balanced Portfolio as of June 30, 2013 are as follows:

AFFILIATES	COST	VALUE
GEEMF Partners LP	$-	$134,438
Kickboard	285,329	285,328
TOTAL	$285,329	$419,766

Affiliated companies of the Equity Portfolio as of June 30, 2013 are as follows:

AFFILIATES	COST	VALUE
Coastal Ventures III, LP	$200,000	$187,693
Digital Directions International, Inc.	683,778	91,942
Global Resource Options, Inc.	3,200,178	901,461
New Day Farms, Inc.	506,225	-
SJF Ventures III, LP	165,000	138,388
Shangrila Farms	200,000	200,001
TOTAL	$4,955,181	$1,519,485

NOTE D – CAPITAL COMMITMENTS

In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios’ investment in these securities.  The aggregate amount of the future capital commitments totals $60,000 and $7,074,174 for the Balanced and Equity Portfolios, respectively, at June 30, 2013.

NOTE E — OTHER

The Board of Trustees has approved the reorganization of Money Market into Calvert Ultra-Short Income Fund, a series of The Calvert Fund, and has recommended approval of the reorganization by shareholders.  A Proxy Statement was mailed to shareholders in August 2013 which contained additional information about the reorganization, as well as voting instructions.  If Money Market's shareholders approve the reorganization, the Portfolio will be merged into Class A shares of Calvert Ultra-Short Income Fund on or prior to December 31, 2013.

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013

MUTUAL FUNDS - 99.8%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	79,953	$1,887,688
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	359,055	5,475,590
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I (a)	3,210,121	50,366,806
Calvert Equity Portfolio, Class I	174,480	7,970,238
Calvert Large Cap Core Portfolio, Class I	373,224	8,184,792
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	97,088	3,582,562
Calvert Emerging Markets Equity Fund, Class I	133,355	1,649,602
Calvert International Equity Fund, Class I	271,169	4,379,382
Calvert International Opportunities Fund, Class I	190,886	2,636,133

Total Mutual Funds (Cost $81,907,608)		86,132,793

TOTAL INVESTMENTS (Cost $81,907,608) - 99.8%		86,132,793
Other assets and liabilities, net - 0.2%		210,164
NET ASSETS - 100%		$86,342,957

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
5 Year U.S. Treasury Notes	15	9/13	$1,815,703	$3,778
10 Year U.S. Treasury Notes	5	9/13	632,813	3,212
E-Mini S&P 500 Index	22	9/13	1,759,230	2,955
Total Sold				$9,945

(a) The Fund’s investment in the Calvert Social Investment Fund Bond Portfolio, Class I represents 58% of the Fund’s total investments. The Calvert Conservative Allocation Fund seeks current income and capital appreciation, consistent with the preservation of capital. For further financial information, available upon request at no charge, on the Calvert Social Investment Fund Bond Portfolio please go to the U.S. Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-368-2745.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013

MUTUAL FUNDS - 99.8%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	445,738	$10,523,882
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	555,816	8,476,188
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	2,964,282	46,509,579
Calvert Equity Portfolio, Class I	611,650	27,940,177
Calvert Large Cap Core Portfolio, Class I	1,307,794	28,679,923
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	225,128	8,307,218
Calvert Emerging Markets Equity Fund, Class I	493,863	6,109,085
Calvert International Equity Fund, Class I	1,006,199	16,250,115
Calvert International Opportunities Fund, Class I	708,137	9,779,370

Total Mutual Funds (Cost $139,011,252)		162,575,537

TOTAL INVESTMENTS (Cost $139,011,252) - 99.8%		162,575,537
Other assets and liabilities, net - 0.2%		338,034
NET ASSETS - 100%		$162,913,571

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
5 Year U.S. Treasury Notes	3	9/13	$363,141	($988)
10 Year U.S. Treasury Notes	3	9/13	379,688	(1,082)
E-Mini S&P 500 Index	22	9/13	1,759,230	(370)
Total Sold				($2,440)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013

MUTUAL FUNDS - 99.5%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	327,220	$7,725,672
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	308,942	4,711,365
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	209,405	3,285,569
Calvert Equity Portfolio, Class I	366,600	16,746,273
Calvert Large Cap Core Portfolio, Class I	784,145	17,196,294
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	125,133	4,617,424
Calvert Emerging Markets Equity Fund, Class I	285,391	3,530,284
Calvert International Equity Fund, Class I	699,042	11,289,524
Calvert International Opportunities Fund, Class I	519,170	7,169,741

Total Mutual Funds (Cost $62,654,931)		76,272,146

TOTAL INVESTMENTS (Cost $62,654,931) - 99.5%		76,272,146
Other assets and liabilities, net - 0.5%		379,848
NET ASSETS - 100%		$76,651,994

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
5 Year U.S. Treasury Notes	1	9/13	$121,047	($329)
10 Year U.S. Treasury Notes	1	9/13	126,563	(361)
E-Mini S&P 500 Index	7	9/13	559,755	(118)
Total Sold				($808)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

Note A — Significant Accounting Policies

General: Calvert Social Investment Fund is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund operates as a series fund with eight separate portfolios, three of which are reported herein: Calvert Conservative Allocation Fund ("Conservative"), Calvert Moderate Allocation Fund ("Moderate"), and Calvert Aggressive Allocation Fund ("Aggressive") (the “Funds”). The Funds are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies.  The operations of each series are accounted for separately. The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). Each Fund offers Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees ("the Board") to value their investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Funds to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Funds' investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  There were no such changes during the period.  Valuation techniques used to value the Funds' investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.  Valuation methodologies and policies of the Underlying Funds are included in their financial statements, which are available upon request.

At June 30, 2013, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2013:

Conservative	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
Mutual Funds	$86,132,793	-	-	$ 86,132,793
TOTAL	$86,132,793	-	-	$86,132,793

Other financial instruments**	$9,945	-	-	$9,945

* For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Moderate	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
Mutual Funds	$162,575,537	-	-	$162,575,537
TOTAL	$162,575,537	-	-	$162,575,537

Other financial instruments**	($2,440)	-	-	($2,440)

* For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Aggressive	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
Mutual Funds	$76,272,146	-	-	$76,272,146
TOTAL	$76,272,146	-	-	$76,272,146

Other financial instruments**	($808)	-	-	($808)

* For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Futures Contracts: The Funds may purchase and sell futures contracts to facilitate the periodic rebalancing of the portfolios in order to maintain their target asset allocation, to make tactical asset allocations, and to assist in managing cash.  These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations and market index futures contracts. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Funds.  During the period, the Funds used futures contracts as a substitute for direct investment in a particular asset class to facilitate rebalancing and implement tactical asset allocations. The Funds' futures contracts at period end are presented in the Schedules of Investments.

During the nine month period ended June 30, 2013, Conservative invested in E-Mini S&P 500 Index futures and 5 year and 10 year U.S. Treasury futures. The volume of activity has varied throughout the period with a weighted average of 42 contracts and $4,217,691 weighted average notional value.

During the nine month period ended June 30, 2013, Moderate invested in E-Mini S&P 500 Index futures and 5 year and 10 year U.S. Treasury futures. The volume of activity has varied throughout the period with a weighted average of 28 contracts and $2,499,618 weighted average notional value.

During the nine month period ended June 30, 2013, Aggressive invested in E-Mini S&P 500 Index futures and 5 year and 10 year U.S. Treasury futures. The volume of activity has varied throughout the period with a weighted average of 9 contracts and $806,557 weighted average notional value.

Security Transactions and Net Investment Income: Security transactions, normally purchases and sales of shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Funds on ex-dividend date. Dividends from net investment income are paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangement: The Funds had an arrangement with the custodian bank whereby the custodian’s fees may have been paid indirectly by credits earned on the Funds' cash on deposit with the bank. These credits were used to reduce the Funds' expenses. This arrangement was suspended on January 1, 2013, until further notice, due to low interest rates.  Such a deposit arrangement was an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Funds intend to continue to qualify as regulated investment companies under the Internal Revenue Code and to distribute substantially all taxable earnings.

Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Note B – Tax Information

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2013 and the capital loss carryforwards as of September 30, 2012, with expiration dates:

	Conservative	Moderate	Aggressive
Federal income tax cost of investments	$82,579,611	$148,192,435	$69,305,911
Unrealized appreciation	$4,421,878	$17,305,971	$9,594,732
Unrealized depreciation	(868,696)	(2,922,869)	(2,628,497)
Net unrealized appreciation/ (depreciation)	$3,553,182	$14,383,102	$6,966,235

Capital Loss Carryforwards

Expiration Date	Conservative	Moderate	Aggressive
30-Sep-17	—	—	($87,234)
30-Sep-18	—	($201,235)	(2,287)

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    August 28, 2013

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    August 28, 2013

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    August 28, 2013